Revenue - Performance Obligation (Details) $ in Millions	Jun. 30, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized over time	$ 11.6
Performance obligation expected timing, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized over time	$ 13.8
Performance obligation expected timing, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized over time	$ 12.5
Performance obligation expected timing, period